UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2009

[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ===============================================

     SEMIANNUAL REPORT
     USAA NASDAQ-100 INDEX FUND
     JUNE 30, 2009

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   11

   Notes to Portfolio of Investments                                          17

   Financial Statements                                                       18

   Notes to Financial Statements                                              21

EXPENSE EXAMPLE                                                               35

ADVISORY AGREEMENTS                                                           37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

". . . WHEN THE ECONOMY AND MARKETS
EVENTUALLY TURN, ONLY THOSE WHO ARE              [PHOTO OF CHRISTOPHER W. CLAUS]
INVESTED WILL BE IN A POSITION TO
POTENTIALLY BENEFIT . . ."

--------------------------------------------------------------------------------

JULY 2009

"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  The USAA Nasdaq-100 Index Fund (the Fund) closely tracked its benchmark, the broad-based Nasdaq-100 Index (the Index), for the period ended June 30, 2009. The Fund produced a return of 21.93% for the period, as compared to 22.41% for the benchmark. The Index is a group of large-company stocks that is not available for direct investment.

o WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

  The first quarter of 2009 began with weak market performance as year-end indicators reflected a deepening global recession, increasing unemployment, decreases in manufacturing and continued weakness in consumer spending. The U.S. market rallied into the second quarter posting positive quarterly returns for the first time since the third quarter of 2007. Positive returns brought some relief to investors, however, the U.S. economy had considerable concerns as industry giants such as Chrysler Group, LLC and General Motors Company, LLC filed for bankruptcy. Financials were volatile during the quarter as many banks issued equity offerings in an effort to raise capital to meet the stress test requirements demanded by the U.S. government. U.S. Treasury Secretary Tim Geithner revealed positive results from the government-led stress test, helping push the markets up which continued as several banks later received approval to repay

  Past performance is no guarantee of future results.

  Refer to page 8 for benchmark definitions.

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

  Troubled Asset Relief Program funds, also known as TARP funds. In early June 2009, positive data on U.S. manufacturing, construction spending, and personal income further solidified investors' growing belief that the economy was stabilizing. However, U.S. unemployment remained a major source of concern, which rose to 9.5% for the month of June, and the economy has already lost close to 3.4 million jobs during the first half of 2009.

  Oil prices continued to climb during the quarter, closing at $69.89 per barrel on June 30, 2009.

o PLEASE DESCRIBE SECTOR PERFORMANCE.

  The Information Technology sector represented 61.25% of the Index. This sector contributed significantly to the positive performance of the Index in the first half of 2009, posting a return of 33.28%. The second largest sector, Health Care, which comprises 18.31% of the Index, returned 0.43% for the period. The Consumer Discretionary sector, which comprises 12.59% of the Index, posted a positive return of 18.93% for the year ending June 30, 2009.

o WHAT'S THE OUTLOOK?

  We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely. Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA NASDAQ-100 INDEX FUND

--------------------------------------------------------------------------------

                            LIPPER LEADERS (OVERALL)

                          [5]          [5]           [5]
                      CONSISTENT     EXPENSE         TAX
                        RETURN                    EFFICIENCY

The Fund is listed as a Lipper Leader for Consistent Return, Expense and Tax Efficiency among 360, 350, and 365 funds, respectively, within the Lipper Multi-Cap Growth Funds category for the overall period ended June 30, 2009. The Fund received a Lipper Leader rating for Consistent Return among 359 funds for the three-year period and a score of 4 among 301 funds for the five-year period. The Fund received a Lipper Leader rating for Expense among 350 and 292 funds for the three- and five-year periods, respectively. The Fund received a Lipper Leader rating for Tax Efficiency among 365 funds for the three- year period and a score of 4 among 306 funds for the five-year period. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2009. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2009. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2009. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                              6/30/09             12/31/08
--------------------------------------------------------------------------------
Net Assets                                 $120.8 Million       $94.0 Million
Net Asset Value Per Share                      $4.56                $3.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/09
--------------------------------------------------------------------------------
12/31/08 TO 6/30/09*       1 YEAR       5 YEARS         SINCE INCEPTION 10/27/00
       21.93%              -19.72%       -0.82%                  -8.61%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT      1.08%                 AFTER REIMBURSEMENT        0.78%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                           USAA NASDAQ-100
                               NASDAQ-100 INDEX               INDEX FUND
                               ----------------            ---------------
        10/31/2000                $10,000.00                  $10,000.00
        11/30/2000                  7,636.90                    7,683.62
        12/31/2000                  7,134.71                    7,137.48
          01/31/01                  7,900.80                    7,900.19
          02/28/01                  5,814.91                    5,800.38
          03/31/01                  4,794.16                    4,783.43
          04/30/01                  5,653.41                    5,630.89
          05/31/01                  5,485.34                    5,461.39
          06/30/01                  5,577.71                    5,546.14
          07/31/01                  5,131.28                    5,094.16
          08/31/01                  4,479.71                    4,444.44
          09/30/01                  3,561.28                    3,531.07
          10/31/01                  4,160.20                    4,124.29
          11/30/01                  4,865.50                    4,811.68
          12/31/01                  4,807.60                    4,747.88
          01/31/02                  4,725.89                    4,672.51
          02/28/02                  4,144.28                    4,097.87
          03/31/02                  4,429.65                    4,371.06
          04/30/02                  3,894.07                    3,843.52
          05/31/02                  3,684.80                    3,626.85
          06/30/02                  3,206.25                    3,155.83
          07/31/02                  2,934.34                    2,892.06
          08/31/02                  2,874.49                    2,826.12
          09/30/02                  2,539.41                    2,496.40
          10/31/02                  3,018.62                    2,967.42
          11/30/02                  3,405.08                    3,344.24
          12/31/02                  3,003.59                    2,948.58
          01/31/03                  2,999.84                    2,939.16
          02/28/03                  3,083.11                    3,023.94
          03/31/03                  3,110.60                    3,042.79
          04/30/03                  3,377.74                    3,306.56
          05/31/03                  3,658.86                    3,579.75
          06/30/03                  3,670.54                    3,579.75
          07/31/03                  3,900.85                    3,805.84
          08/31/03                  4,098.03                    3,994.24
          09/30/03                  3,983.65                    3,881.20
          10/31/03                  4,330.64                    4,210.91
          11/30/03                  4,355.59                    4,239.18
          12/31/03                  4,489.81                    4,361.64
          01/31/04                  4,567.15                    4,437.00
          02/29/04                  4,499.09                    4,361.64
          03/31/04                  4,401.34                    4,267.44
          04/30/04                  4,288.61                    4,154.39
          05/31/04                  4,488.56                    4,342.80
          06/30/04                  4,643.13                    4,493.53
          07/31/04                  4,287.97                    4,144.97
          08/31/04                  4,193.57                    4,050.77
          09/30/04                  4,328.65                    4,182.65
          10/31/04                  4,555.73                    4,399.32
          11/30/04                  4,817.99                    4,644.25
          12/31/04                  4,972.24                    4,794.98
          01/31/05                  4,661.33                    4,491.48
          02/28/05                  4,638.85                    4,463.11
          03/31/05                  4,551.79                    4,378.01
          04/30/05                  4,362.95                    4,188.90
          05/31/05                  4,740.49                    4,548.22
          06/30/05                  4,589.87                    4,406.38
          07/31/05                  4,933.46                    4,727.88
          08/31/05                  4,865.17                    4,661.68
          09/30/05                  4,926.62                    4,718.42
          10/31/05                  4,857.93                    4,652.23
          11/30/05                  5,148.42                    4,926.45
          12/31/05                  5,066.48                    4,841.34
          01/31/06                  5,268.98                    5,039.91
          02/28/06                  5,149.13                    4,916.99
          03/31/06                  5,251.81                    5,011.55
          04/30/06                  5,243.49                    5,002.09
          05/31/06                  4,874.25                    4,642.77
          06/30/06                  4,861.22                    4,623.86
          07/31/06                  4,658.94                    4,434.75
          08/31/06                  4,880.36                    4,642.77
          09/30/06                  5,110.43                    4,850.80
          10/31/06                  5,353.27                    5,087.19
          11/30/06                  5,538.52                    5,257.40
          12/31/06                  5,435.57                    5,153.38
          01/31/07                  5,545.66                    5,257.40
          02/28/07                  5,455.60                    5,172.30
          03/31/07                  5,489.54                    5,200.66
          04/30/07                  5,786.06                    5,474.88
          05/31/07                  5,977.94                    5,654.54
          06/30/07                  5,996.67                    5,663.99
          07/31/07                  5,990.97                    5,654.54
          08/31/07                  6,172.31                    5,824.74
          09/30/07                  6,490.36                    6,117.87
          10/31/07                  6,949.89                    6,552.83
          11/30/07                  6,491.23                    6,117.87
          12/31/07                  6,481.31                    6,098.96
          01/31/08                  5,724.81                    5,389.78
          02/29/08                  5,431.33                    5,106.11
          03/31/08                  5,546.67                    5,210.12
          04/30/08                  5,969.79                    5,607.26
          05/31/08                  6,332.98                    5,947.67
          06/30/08                  5,724.33                    5,370.87
          07/31/08                  5,762.73                    5,399.23
          08/31/08                  5,840.89                    5,474.88
          09/30/08                  4,974.45                    4,652.23
          10/31/08                  4,164.66                    3,895.77
          11/30/08                  3,704.55                    3,460.80
          12/31/08                  3,787.12                    3,536.45
          01/31/09                  3,689.67                    3,441.89
          02/28/09                  3,497.97                    3,262.23
          03/31/09                  3,875.02                    3,612.10
          04/30/09                  4,368.91                    4,075.43
          05/31/09                  4,503.84                    4,198.35
          06/30/09                  4,635.64                    4,311.82

                                   [END CHART]

              Data from 10/31/00* to 6/30/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Nasdaq-100 Index is calculated from the end of the month, October 31, 2000, while the date the Fund initially invested in securities represented by the index is October 30, 2000. There may be a slight variation of the performance numbers because of this difference.

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/09
                                (% of Net Assets)
Apple, Inc. .............................................................. 13.1%
QUALCOMM, Inc. ...........................................................  6.7%
Microsoft Corp. ..........................................................  5.4%
Google, Inc. "A" .........................................................  4.6%
Oracle Corp. .............................................................  3.3%
Gilead Sciences, Inc. ....................................................  3.1%
Research In Motion Ltd. ..................................................  3.0%
Cisco Systems, Inc. ......................................................  2.8%
Teva Pharmaceutical Industries Ltd. ADR ..................................  2.6%
Intel Corp. ..............................................................  2.4%

 You will find a complete list of securities that the Fund owns on pages 11-16.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                       o SECTOR ALLOCATION* -- 6/30/2009 o

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                    62.1%
Health Care                                                               16.5%
Consumer Discretionary                                                    12.3%
Industrials                                                                5.0%
Consumer Staples                                                           1.0%
Materials                                                                  0.7%
Telecommunication Services                                                 0.7%

                                   [END CHART]

*Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (12.3%)
            ------------------------------
            APPAREL RETAIL (0.6%)
   11,700   Ross Stores, Inc.                                                    $    452
   14,800   Urban Outfitters, Inc.*                                                   309
                                                                                 --------
                                                                                      761
                                                                                 --------
            AUTOMOTIVE RETAIL (0.4%)
   12,300   O'Reilly Automotive, Inc.*                                                468
                                                                                 --------
            BROADCASTING (0.4%)
   19,493   DISH Network Corp. "A"*                                                   316
   13,253   Liberty Global, Inc. "A"*                                                 211
                                                                                 --------
                                                                                      527
                                                                                 --------
            CABLE & SATELLITE (2.9%)
  128,184   Comcast Corp. "A"                                                       1,857
   66,000   DIRECTV Group, Inc.*                                                    1,631
                                                                                 --------
                                                                                    3,488
                                                                                 --------
            CASINOS & GAMING (0.4%)
   11,924   Wynn Resorts Ltd.*                                                        421
                                                                                 --------
            CATALOG RETAIL (0.2%)
   47,864   Liberty Media Corp. Interactive "A"*                                      240
                                                                                 --------
            CONSUMER ELECTRONICS (0.3%)
   16,264   Garmin Ltd.                                                               387
                                                                                 --------
            DEPARTMENT STORES (0.6%)
   11,098   Sears Holdings Corp.*                                                     738
                                                                                 --------
            EDUCATION SERVICES (0.9%)
   14,604   Apollo Group, Inc. "A"*                                                 1,039
                                                                                 --------
            HOMEFURNISHING RETAIL (0.8%)
   30,994   Bed Bath & Beyond, Inc.*                                                  953
                                                                                 --------
            INTERNET RETAIL (2.1%)
   25,384   Amazon.com, Inc.*                                                       2,123
   25,730   Expedia, Inc.*                                                            389
                                                                                 --------
                                                                                    2,512
                                                                                 --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (1.0%)
  126,400   News Corp. "A"                                                       $  1,152
                                                                                 --------
            RESTAURANTS (1.0%)
   90,927   Starbucks Corp.*                                                        1,263
                                                                                 --------
            SPECIALTY STORES (0.7%)
   43,499   Staples, Inc.                                                             877
                                                                                 --------
            Total Consumer Discretionary                                           14,826
                                                                                 --------
            CONSUMER STAPLES (1.0%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   20,639   Costco Wholesale Corp.                                                    943
                                                                                 --------
            SOFT DRINKS (0.2%)
    7,900   Hansen Natural Corp.*                                                     244
                                                                                 --------
            Total Consumer Staples                                                  1,187
                                                                                 --------
            HEALTH CARE (16.5%)
            -------------------
            BIOTECHNOLOGY (9.8%)
   42,486   Amgen, Inc.*                                                            2,249
   28,173   Biogen Idec, Inc.*                                                      1,272
   40,847   Celgene Corp.*                                                          1,954
    6,310   Cephalon, Inc.*                                                           358
   30,050   Genzyme Corp.*                                                          1,673
   79,980   Gilead Sciences, Inc.*                                                  3,746
   15,950   Vertex Pharmaceuticals, Inc.*                                             568
                                                                                 --------
                                                                                   11,820
                                                                                 --------
            HEALTH CARE DISTRIBUTORS (0.5%)
    7,800   Henry Schein, Inc.*                                                       374
   10,223   Patterson Companies, Inc.*                                                222
                                                                                 --------
                                                                                      596
                                                                                 --------
            HEALTH CARE EQUIPMENT (0.7%)
   24,500   Hologic, Inc.*                                                            349
    3,387   Intuitive Surgical, Inc.*                                                 554
                                                                                 --------
                                                                                      903
                                                                                 --------
            HEALTH CARE SERVICES (1.2%)
   21,607   Express Scripts, Inc.*                                                  1,486
                                                                                 --------
            HEALTH CARE SUPPLIES (0.3%)
   12,716   DENTSPLY International, Inc.                                              388
                                                                                 --------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (1.1%)
   10,600   Illumina, Inc.*                                                      $    413
   15,600   Life Technologies Corp.*                                                  651
   10,000   Pharmaceutical Product Development, Inc.                                  232
                                                                                 --------
                                                                                    1,296
                                                                                 --------
            PHARMACEUTICALS (2.9%)
   64,466   Teva Pharmaceutical Industries Ltd. ADR                                 3,181
   21,800   Warner Chilcott Ltd. "A"*                                                 286
                                                                                 --------
                                                                                    3,467
                                                                                 --------
            Total Health Care                                                      19,956
                                                                                 --------
            INDUSTRIALS (5.0%)
            ------------------
            AIR FREIGHT & LOGISTICS (1.1%)
   14,744   C.H. Robinson Worldwide, Inc.                                             769
   18,497   Expeditors International of Washington, Inc.                              616
                                                                                 --------
                                                                                    1,385
                                                                                 --------
            AIRLINES (0.3%)
   10,700   Ryanair Holdings plc ADR*                                                 304
                                                                                 --------
            CONSTRUCTION & ENGINEERING (0.2%)
   11,994   Foster Wheeler AG*                                                        285
                                                                                 --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    8,971   Joy Global, Inc.                                                          320
   36,559   PACCAR, Inc.                                                            1,189
                                                                                 --------
                                                                                    1,509
                                                                                 --------
            DIVERSIFIED SUPPORT SERVICES (0.3%)
   15,934   Cintas Corp.                                                              364
                                                                                 --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
    6,600   First Solar, Inc.*                                                      1,070
                                                                                 --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    7,900   Stericycle, Inc.*                                                         407
                                                                                 --------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   12,594   Fastenal Co.                                                              418
                                                                                 --------
            TRUCKING (0.3%)
   11,500   JB Hunt Transport Services, Inc.                                          351
                                                                                 --------
            Total Industrials                                                       6,093
                                                                                 --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (62.1%)
            ------------------------------
            APPLICATION SOFTWARE (2.8%)
   46,123   Adobe Systems, Inc.*                                                 $  1,305
   20,965   Autodesk, Inc.*                                                           398
   19,499   Citrix Systems, Inc.*                                                     622
   36,012   Intuit, Inc.*                                                           1,014
                                                                                 --------
                                                                                    3,339
                                                                                 --------
            COMMUNICATIONS EQUIPMENT (13.1%)
  183,674   Cisco Systems, Inc.(b)*                                                 3,424
   31,038   Juniper Networks, Inc.*                                                   732
  178,317   QUALCOMM, Inc.                                                          8,060
   50,513   Research In Motion Ltd.*                                                3,589
                                                                                 --------
                                                                                   15,805
                                                                                 --------
            COMPUTER HARDWARE (14.0%)
  111,089   Apple, Inc.*                                                           15,822
   64,790   Dell, Inc.*                                                               890
   28,892   Sun Microsystems, Inc.*                                                   266
                                                                                 --------
                                                                                   16,978
                                                                                 --------
            COMPUTER STORAGE & PERIPHERALS (1.1%)
   15,070   Logitech International S.A.*                                              211
   30,997   NetApp, Inc.*                                                             611
   44,400   Seagate Technology                                                        465
                                                                                 --------
                                                                                    1,287
                                                                                 --------
            DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
   32,100   Automatic Data Processing, Inc.                                         1,138
   17,438   Fiserv, Inc.*                                                             797
   30,320   Paychex, Inc.                                                             764
                                                                                 --------
                                                                                    2,699
                                                                                 --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   14,438   FLIR Systems, Inc.*                                                       326
                                                                                 --------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
   76,967   Flextronics International Ltd.*                                           316
                                                                                 --------
            HOME ENTERTAINMENT SOFTWARE (1.6%)
  103,260   Activision Blizzard, Inc.*                                              1,304
   29,203   Electronic Arts, Inc.*                                                    635
                                                                                 --------
                                                                                    1,939
                                                                                 --------
            INTERNET SOFTWARE & SERVICES (7.8%)
   14,596   Akamai Technologies, Inc.*                                                280
    2,363   Baidu, Inc. ADR*                                                          711
   86,007   eBay, Inc.*                                                             1,473

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
   13,100   Google, Inc. "A"*                                                    $  5,523
   13,935   IAC/InterActiveCorp.*                                                     224
   16,588   VeriSign, Inc.*                                                           307
   60,308   Yahoo!, Inc.*                                                             944
                                                                                 --------
                                                                                    9,462
                                                                                 --------
            IT CONSULTING & OTHER SERVICES (0.9%)
   25,080   Cognizant Technology Solutions Corp. "A"*                                 670
   10,210   Infosys Technologies Ltd. ADR                                             375
                                                                                 --------
                                                                                    1,045
                                                                                 --------
            SEMICONDUCTOR EQUIPMENT (1.2%)
   62,447   Applied Materials, Inc.                                                   685
   18,728   KLA-Tencor Corp.                                                          473
   12,084   Lam Research Corp.*                                                       314
                                                                                 --------
                                                                                    1,472
                                                                                 --------
            SEMICONDUCTORS (6.2%)
   36,215   Altera Corp.                                                              590
   34,651   Broadcom Corp. "A"*                                                       859
  174,176   Intel Corp.                                                             2,883
   26,040   Linear Technology Corp.                                                   608
   53,468   Marvell Technology Group Ltd.*                                            622
   27,500   Maxim Integrated Products, Inc.                                           431
   14,161   Microchip Technology, Inc.                                                319
   47,282   NVIDIA Corp.*                                                             534
   31,924   Xilinx, Inc.                                                              653
                                                                                 --------
                                                                                    7,499
                                                                                 --------
            SYSTEMS SOFTWARE (10.6%)
   44,300   CA, Inc.                                                                  772
   18,493   Check Point Software Technologies Ltd.*                                   434
  273,189   Microsoft Corp.(b)                                                      6,494
  185,409   Oracle Corp.(b)                                                         3,972
   76,185   Symantec Corp.*                                                         1,185
                                                                                 --------
                                                                                   12,857
                                                                                 --------
            Total Information Technology                                           75,024
                                                                                 --------
            MATERIALS (0.7%)
            ----------------
            SPECIALTY CHEMICALS (0.4%)
   10,348   Sigma-Aldrich Corp.                                                       513
                                                                                 --------
            STEEL (0.3%)
   19,700   Steel Dynamics, Inc.                                                      290
                                                                                 --------
            Total Materials                                                           803
                                                                                 --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    9,261   Millicom International Cellular S.A.*                                $    521
   14,662   NII Holdings, Inc. "B"*                                                   279
                                                                                 --------
            Total Telecommunication Services                                          800
                                                                                 --------
            Total Common Stocks (cost: $114,436)                                  118,689
                                                                                 --------

-----------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.8%)

            U.S. TREASURY BILLS (0.5%)
   $  565   1.28%, 11/19/2009(a),(c)                                                  565
                                                                                 --------
            REPURCHASE AGREEMENTS (1.3%)
    1,604   State Street Bank & Trust Co., 0.00%(d), acquired on 6/30/2009 and due 7/01/2009 at $1,604 (collateralized by $1,655 of
              U.S. Treasury, 0.25%(c), due 12/24/2009; market value $1,652)         1,604
                                                                                 --------
            Total Money Market Instruments (cost: $2,169)                           2,169
                                                                                 --------

            TOTAL INVESTMENTS (COST: $116,605)                                   $120,858
                                                                                 ========

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.3% of net assets at June 30, 2009.

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security with a value of $565,000 is segregated as collateral for initial margin requirements on open futures contracts.

  (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2009, as shown in the following table:

                                                                        VALUE AT
                                                               ---------------------------     UNREALIZED
TYPE OF FUTURE        EXPIRATION      CONTRACTS    POSITION    TRADE DATE    JUNE 30, 2009    DEPRECIATION
----------------------------------------------------------------------------------------------------------
NASDAQ-100 MINI
 Index Futures    September 18, 2009     69          Long      $2,055,000      $2,037,000       $(18,000)

  (c) Rate represents an annualized yield at time of purchase, not coupon rate.

  (d) Represents less than 0.01%.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $116,605)                  $120,858
  Receivables:
    Capital shares sold                                                               120
    USAA Investment Management Company (Note 5D)                                       60
    Dividends and interest                                                             19
                                                                                 --------
      Total assets                                                                121,057
                                                                                 --------
LIABILITIES
  Payables:
    Securities purchased                                                              154
    Capital shares redeemed                                                            65
  Variation margin on futures contracts                                                 8
  Accrued management fees                                                              20
  Accrued transfer agent's fees                                                         7
  Other accrued expenses and payables                                                  33
                                                                                 --------
      Total liabilities                                                               287
                                                                                 --------
        Net assets applicable to capital shares outstanding                      $120,770
                                                                                 ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $137,342
  Accumulated undistributed net investment loss                                       (11)
  Accumulated net realized loss on investments and futures transactions           (20,796)
  Net unrealized appreciation of investments and futures contracts                  4,235
                                                                                 --------
        Net assets applicable to capital shares outstanding                      $120,770
                                                                                 ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                       26,473
                                                                                 ========
  Net asset value, redemption price, and offering price per share                $   4.56
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                               $   387
   Interest                                                                            1
                                                                                 -------
         Total income                                                                388
                                                                                 -------
EXPENSES
   Management fees                                                                   102
   Administration and servicing fees                                                 179
   Transfer agent's fees                                                             220
   Custody and accounting fees                                                        16
   Postage                                                                            13
   Shareholder reporting fees                                                          8
   Trustees' fees                                                                      5
   Registration fees                                                                  15
   Professional fees                                                                  29
   Other                                                                              25
                                                                                 -------
         Total expenses                                                              612
   Expenses reimbursed                                                              (213)
                                                                                 -------
         Net expenses                                                                399
                                                                                 -------
NET INVESTMENT LOSS                                                                  (11)
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                   (850)
      Futures transactions                                                           622
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 21,524
      Futures contracts                                                              (14)
                                                                                 -------
         Net realized and unrealized gain                                         21,282
                                                                                 -------
   Increase in net assets resulting from operations                              $21,271
                                                                                 =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and year ended December 31,
2008

--------------------------------------------------------------------------------

                                                                  6/30/2009        12/31/2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                              $    (11)         $   (330)
  Net realized loss on investments                                     (850)          (11,095)
  Net realized gain (loss) on futures transactions                      622            (1,595)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      21,524           (52,522)
    Futures contracts                                                   (14)              (30)
                                                                   --------------------------
    Increase (decrease) in net assets resulting
      from operations                                                21,271           (65,572)
                                                                   --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          17,163            46,417
  Cost of shares redeemed                                           (11,688)          (36,179)
                                                                   --------------------------
    Increase in net assets from capital share transactions            5,475            10,238
                                                                   --------------------------
  Net increase (decrease) in net assets                              26,746           (55,334)

NET ASSETS
  Beginning of period                                                94,024           149,358
                                                                   --------------------------
  End of period                                                    $120,770          $ 94,024
                                                                   ==========================
Accumulated undistributed net investment loss:
  End of period                                                    $    (11)         $      -
                                                                   ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         4,267             9,024
  Shares redeemed                                                    (2,915)           (7,055)
                                                                   --------------------------
    Increase in shares outstanding                                    1,352             1,969
                                                                   ==========================


See accompanying notes to financial statements.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

      affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                                    SIGNIFICANT
                                                OTHER SIGNIFICANT  UNOBSERVABLE
                                QUOTED PRICES   OBSERVABLE INPUTS        INPUTS
   INVESTMENTS*                     (LEVEL 1)           (LEVEL 2)     (LEVEL 3)
   ----------------------------------------------------------------------------
   Equity Securities             $118,689,000          $        -            $-
   U.S. Treasury Bills                      -           1,604,000             -
   Repurchase Agreements                    -             565,000             -
   Other Financial Instruments        (18,000)                  -             -
   ----------------------------------------------------------------------------
   Total                         $118,671,000          $2,169,000            $-
   ----------------------------------------------------------------------------

   *Refer to the portfolio of investments for a detailed list of the Fund's investments. Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective January 1, 2009, the Fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
   (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

   The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objective. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009
   (IN THOUSANDS)

                              ASSET DERIVATIVES          LIABILITY DERIVATIVES
   -----------------------------------------------------------------------------
   DERIVATIVES NOT      STATEMENT OF                   STATEMENT OF
   ACCOUNTED FOR AS     ASSETS AND                     ASSETS AND
   HEDGING INSTRUMENTS  LIABILITIES                    LIABILITIES
   UNDER STATEMENT 133  LOCATION           FAIR VALUE  LOCATION       FAIR VALUE
   -----------------------------------------------------------------------------
   Equity contracts     Net unrealized       $(18)*         -             $-
                        depreciation of
                        investments and
                        futures contracts
   -----------------------------------------------------------------------------

   *Includes cumulative appreciation (depreciation) of futures contracts as reported in notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009
   (IN THOUSANDS)

                                                                  CHANGE IN
   DERIVATIVES NOT                                                UNREALIZED
   ACCOUNTED FOR AS                               REALIZED        APPRECIATION
   HEDGING INSTRUMENTS  STATEMENT OF              GAIN (LOSS)     (DEPRECIATION)
   UNDER STATEMENT 133  OPERATIONS LOCATION       ON DERIVATIVES  ON DERIVATIVES
   -----------------------------------------------------------------------------
   Equity contracts     Net realized gain (loss)        $622           $(14)
                        on futures transactions/
                        Change in net unrealized
                        appreciation/depreciation
                        of futures contracts
   -----------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2009, the Fund did not incur any expenses paid indirectly.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

K. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

   as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 18, 2009, which is the date the financial statements were issued, and has included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2009, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had capital loss carryovers of $10,812,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                   ------------------------------------
                    EXPIRES                   BALANCE
                   ---------                -----------
                     2010                   $ 1,447,000
                     2011                     4,733,000
                     2016                     4,632,000
                                            -----------
                                   Total    $10,812,000
                                            ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2009, were $6,914,000 and $4,207,000, respectively.

As of June 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $28,307,000 and $24,054,000, respectively, resulting in net unrealized appreciation of $4,253,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred management fees, paid or payable to the Manager, of $102,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $29,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $179,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2009, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses of $213,000, of which $60,000 was receivable from the Manager.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $220,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JUNE 30,                            YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------
                                     2009             2008          2007          2006        2005          2004
                                 -------------------------------------------------------------------------------
Net asset value at
  beginning of period            $   3.74          $  6.45      $   5.45      $   5.12    $   5.09      $   4.63
                                 -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                    (.00)(a),(f)     (.01)(a)      (.02)(a)      (.01)       (.01)(a)       .02
  Net realized and
    unrealized gain (loss)            .82(a)         (2.70)(a)      1.02(a)        .34         .06(a)        .44
                                 -------------------------------------------------------------------------------
Total from investment
  operations                          .82(a)         (2.71)(a)      1.00(a)        .33         .05(a)        .46
                                 -------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 -                -             -             -        (.02)            -
                                 -------------------------------------------------------------------------------
Net asset value at
  end of period                  $   4.56          $  3.74      $   6.45      $   5.45    $   5.12      $   5.09
                                 ===============================================================================
Total return (%)*                   21.93           (42.02)        18.35          6.45         .97          9.94(b)
Net assets at
  end of period (000)            $120,770          $94,024      $149,358      $127,286    $130,390      $133,433
Ratios to average
  net assets:**
  Expenses (%)(c),(d)                 .78(e)           .78           .78           .80         .80           .83(b)
  Expenses, excluding
    reimbursements (%)(c)            1.19(e)          1.08          1.01          1.11        1.03          1.05
  Net investment
    income (loss) (%)                (.02)(e)         (.26)         (.27)         (.25)       (.24)          .37
Portfolio turnover (%)                  4                7            14             8          15             9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2009, average net assets were
    $103,425,000.
(a) Calculated using average shares. For the six-month period ended June 30, 2009, average shares were 25,760,000.
(b) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would have not changed.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, The Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets from March 1, 2004 through April 12, 2007, and 1.00% from May 1, 2003 through February 29, 2004.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than $0.01 per share.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                 EXPENSES PAID
                                  BEGINNING        ENDING        DURING PERIOD*
                                ACCOUNT VALUE   ACCOUNT VALUE  JANUARY 1, 2009 -
                               JANUARY 1, 2009  JUNE 30, 2009    JUNE 30, 2009
                               -------------------------------------------------
Actual                            $1,000.00       $1,219.30          $4.29

Hypothetical
 (5% return before expenses)       1,000.00        1,020.93           3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 21.93% for the six-month period of January 1, 2009, through June 30, 2009.

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  37

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which

================================================================================

                                                       ADVISORY AGREEMENTS |  39

================================================================================

includes advisory and administrative services and the effects of any reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Board noted the size of the Fund and its impact on Fund expenses. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and was above its Lipper index for the one-year period ended December 31, 2008, was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2008, and was lower than the average of its performance universe and its Lipper index for the five-year period ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

its performance universe for the one- and five-year periods ended December 31, 2008, and was in the top 50% of its performance universe for the three-year period ended December 31, 2008. The Trustees noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report. The Trustees also considered management's discussion of the Fund's performance, including the purpose of the Fund as an option for shareholders within the range of products offered in the USAA fund complex.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted management's discussion of the advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

================================================================================

                                                       ADVISORY AGREEMENTS |  41

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the performance to comparable investment companies; and (iii) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
(ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2008, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board

================================================================================

                                                       ADVISORY AGREEMENTS |  43

================================================================================

noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

44  | USAA NASDAQ-100 INDEX FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

USAA                                                              --------------
9800 Fredericksburg Road                                             PRSRT STD
San Antonio, TX 78288                                              U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

[LOGO OF USAA]
     USAA           WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
37758-0809                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.